Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	$ (30,708)	$ (11,148)	$ (10,475)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	148	171	150
Share-based payment	398	273	505
Exchange rate changes on cash and cash equivalents	27	(70)
Revaluation of derivatives and warrants liabilities	20,181
Amortization of a discount related to a convertible loan credit facility	1,229
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(495)	115
Decrease (increase) in other current assets	(100)	(111)	163
Increase in inventory	(327)	(977)
Change in operating lease liability, net.	20	(8)	(159)
Increase (decrease) in trade accounts payable	(78)	129	(83)
Increase (decrease) in other accounts payable	23	1,108	(82)
Net cash used in operating activities	(9,682)	(10,518)	(9,981)
Cash flows from investing activities
Purchase of fixed assets	(30)	(152)	(29)
Net cash used in investing activities	(30)	(152)	(29)
Cash flows from financing activities:
Issuance of preferred A shares			2,000
Proceeds from a convertible debt			1,000
Proceeds from a convertible loan credit facility and issuance of warrants	1,500
Payments on convertible loan credit facility	(1,000)
Proceeds from exercise of warrants, net of issuance expenses	9,687
Proceeds from exercise of options			10
Issuance of ordinary shares and warrants, net of issuance costs	13,731	5,397	13,643
Net cash provided by financing activities	23,918	5,397	16,653
Effect of exchange rate changes on cash and cash equivalents	(27)	70
Increase (decrease) in cash, cash equivalents and restricted cash	14,179	(5,203)	6,643
Cash, cash equivalents and restricted cash at the beginning of the period	3,289	8,492	1,849
Cash, cash equivalents and restricted cash at the end of the period	17,468	3,289	8,492
Non-Cash Activities:
Conversion of a convertible loan credit facility to ordinary shares	500
Issuance expenses recorded in other accounts payables	103
Conversion of preferred shares			11,965
Conversion of a convertible debt			1,000
Decrease of deferred expenses against additional paid in capital			$ 56